Note 18 - Other Charges (Detail) - Changes in the restructuring provision, 2013 events (Fiscal 2013 Restructuring Plan [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Jan. 31, 2013
Accruals and adjustments	$ 755
Cash draw downs	(732)
Noncash draw downs and foreign exchange	8
Balance	31
Workforce Reduction [Member]
Accruals and adjustments	730
Cash draw downs	(707)
Noncash draw downs and foreign exchange	8
Balance	31
Office Closure Costs [Member]
Accruals and adjustments	25
Cash draw downs	$ (25)